Stockholders' Equity (Details 3) (USD $)			9 Months Ended	12 Months Ended								0 Months Ended	12 Months Ended		0 Months Ended			0 Months Ended					0 Months Ended						0 Months Ended					0 Months Ended				0 Months Ended	8 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended				0 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2003 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	Dec. 31, 2007 Common stock	Dec. 31, 2004 Common stock	Mar. 31, 2002 Common stock	Mar. 31, 2000 Common stock	Mar. 31, 1998 Common stock	Feb. 16, 2007 Common stock warrants	Dec. 31, 2011 Common stock warrants	Dec. 31, 2010 Common stock warrants	Jul. 07, 2011 July 2011 stock issuance	Sep. 30, 2012 July 2011 stock issuance	Dec. 31, 2011 July 2011 stock issuance	Jul. 07, 2011 July 2011 stock issuance Common stock	Jul. 07, 2011 July 2011 stock issuance Warrants	Oct. 07, 2010 October 2010 stock issuance	Sep. 30, 2012 October 2010 stock issuance	Dec. 31, 2011 October 2010 stock issuance	Oct. 07, 2010 October 2010 stock issuance Common stock	Oct. 07, 2010 October 2010 stock issuance Warrants	Oct. 07, 2010 October 2010 stock issuance Additional optional units	Jan. 25, 2010 January 2010 stock issuance, one	Sep. 30, 2012 January 2010 stock issuance, one	Dec. 31, 2011 January 2010 stock issuance, one	Jan. 25, 2010 January 2010 stock issuance, one Common stock	Jan. 25, 2010 January 2010 stock issuance, one Warrants	Jan. 13, 2010 January 2010 stock issuance, two	Sep. 30, 2012 January 2010 stock issuance, two	Dec. 31, 2011 January 2010 stock issuance, two	Jan. 13, 2010 January 2010 stock issuance, two Common stock	Jan. 13, 2010 January 2010 stock issuance, two Warrants	Jul. 29, 2009 July 2009 Series II stock issuance	Dec. 31, 2011 July 2009 Series II stock issuance	Jul. 29, 2009 July 2009 Series II stock issuance Common stock	Mar. 31, 2010 July 2009 Series II stock issuance Warrants	Jul. 29, 2009 July 2009 Series II stock issuance Series I Warrant	Mar. 31, 2010 July 2009 Series II stock issuance Series I Warrant	Jul. 29, 2009 July 2009 Series II stock issuance Series II Warrant	Mar. 31, 2010 July 2009 Series II stock issuance Series II Warrant	Dec. 31, 2011 July 2009 Series II stock issuance Series II Warrant	Sep. 30, 2012 December 2007 CEFF	Dec. 31, 2011 December 2007 CEFF	Nov. 24, 2009 December 2007 CEFF Common stock Kingsbridge	Dec. 31, 2010 December 2007 CEFF Common stock Kingsbridge	Dec. 31, 2009 December 2007 CEFF Common stock Kingsbridge	Sep. 30, 2012 February 2007 stock issuance	Dec. 31, 2011 February 2007 stock issuance	Sep. 30, 2012 April 2006 stock issuance	Dec. 31, 2011 April 2006 stock issuance
Common Stock
Units issued (in shares)															1,088,235					1,189,027						335,714					407,143					571,429
Offering price per unit (in dollars per unit)															$ 9.52					$ 12.78					$ 11.69	$ 17.50					$ 17.57					$ 5.95
Gross proceeds															$ 10,400,000					$ 15,200,000					$ 6,900,000	$ 5,900,000					$ 7,200,000
Number of shares of common stock for each capital unit																		1					1						1					1				1
Term of warrants																			5 years					5 years						5 years					5 years					7 months		5 years
Number of common stock purchase warrants for each capital unit																			0.5					0.5						1					1					1		1
Exercise price of warrants (in dollars per share)	$ 22.96	$ 22.96														$ 9.52	$ 9.52		$ 9.52	$ 13.44	$ 13.44	$ 13.44		$ 13.44			$ 22.82	$ 22.82		$ 19.95		$ 19.95	$ 19.95		$ 22.82		$ 7.00			$ 7.00		$ 7.00			$ 9.80	$ 9.80				$ 59.08	$ 59.08	$ 49.00	$ 49.00
Period from which warrants or rights are exercisable																			6 months						9 months					6 months					6 months					6 months		6 months
Warrants outstanding	1,973,427	1,973,427														544,117	544,117				594,514	594,513					101,785	101,785				100,714	100,714				98,893							98,893	14,285	14,285				151,773	151,773	367,347	367,347
Transaction date fair value												6,800,000	100,000	700,000					3,500,000					5,100,000	2,800,000					1,000,000					1,300,000							600,000
Risk free interest rate (as a percent)												4.58%							1.74%											2.39%					2.55%							2.69%
Expected volatility (as a percent)												85.00%							99.00%											90.00%					90.00%							90.00%
Expected dividend yield (as a percent)												0.00%							0.00%											0.00%					0.00%							0.00%
Contractual life												6 years 10 months 17 days							5 years											5 years					5 years							5 years
Net proceeds															9,300,000			6,800,000	2,500,000	14,000,000			8,900,000	3,300,000	1,800,000	5,400,000			4,500,000	900,000	6,500,000			5,600,000	900,000				2,900,000									4,900,000	1,000,000
Underwriting discounts and commissions and other fees and expenses															1,100,000
Net proceeds per share (in dollars per share/warrant/unit)																		$ 6.23	$ 4.62				$ 7.49	$ 5.53	$ 3.01				$ 13.51	$ 9.03				$ 13.65	$ 9.24
Number of common shares that can be acquired upon exercise of each warrant																														0.30					0.25					0.625		0.1838805
Number of additional units that can be acquired upon exercise of right												151,773													594,513
Proceeds from exercise of warrants																																									2,500,000		43,266
Stock issued upon exercise of warrants (in shares)					374,038			3,233																																			6,181
Number of common shares committed to be purchased																																															583,513
Value of common shares committed to be purchased																																															60,000,000
Period over which common shares are committed to be purchased																																															3 years
Shares sold (in shares)			215,755	1,088,235	742,857	571,429	607,095	61,510	779	76,984	38,111																																					402,704	179,289
Closing price of stock (in dollars per share)													$ 4.13	$ 10.29
Change in value of warrants													$ (600,000)	$ 300,000